Summary of Reconciliation of Disaggregated Revenue by Type of Service Provided (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		$ 1,617,194	$ 986,847
Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		1,436,134	877,943
Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		187,171	113,488
Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		(6,111)	(4,584)
Day Rate Or Hourly Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		1,580,817	958,858
Day Rate Or Hourly Services [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		1,394,394	845,832
Day Rate Or Hourly Services [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		187,171	113,488
Day Rate Or Hourly Services [Member] | Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		(748)	(462)
Shortfall Payments Or Idle But Contracted [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		2,153	543
Shortfall Payments Or Idle But Contracted [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		2,153	543
Turnkey Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		31,723	17,086
Turnkey Drilling Services [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		31,723	17,086
Directional Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	[1]		7,871
Directional Services [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	[1]		7,871
Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		2,501	2,489
Other [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		7,864	6,611
Other [Member] | Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		$ (5,363)	$ (4,122)

[1]	Directional drilling disposed in the third quarter of 2021